LEASE LIABILITIES (Schedule of Outstanding Interest Bearing Loans and Borrowings) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2015
Statement Line Items [Line Items]
Nominal interest rate			4.00%
Year of maturity	2045		April 1, 2045
Fair value	$ 176,000	$ 280,000
Total amount paid in respect of lease liabilities	$ 2,938,000	$ 3,240,000
Sale and leaseback liabilities [Member]
Statement Line Items [Line Items]
Currency	Euro	Euro
Nominal interest rate	4.53%	4.53%
Year of maturity	2023	2023
Fair value	$ 65,000	$ 106,000
Carrying value	65,000	106,000
Total amount paid in respect of lease liabilities	$ 176,000	$ 280,000
Sale and leaseback liabilities Two [Member]
Statement Line Items [Line Items]
Currency	USD	USD
Nominal interest rate	5.51%	5.51%
Year of maturity	2023	2023
Fair value	$ 111,000	$ 174,000
Carrying value	$ 111,000	$ 174,000